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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Walter Capital Management LLP
Address: St. Martins Court, 4th Floor
         10 Paternoster Row
         London, EC4M 7HP
         United Kingdom

Form 13F File Number: 28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Nussbaum
Title:   Authorized Person
Phone:   203-890-2094

Signature, Place, and Date of Signing:


/s/ Peter Nussbaum                     Stamford, Connecticut   February 14, 2008
------------------------------------   ---------------------   -----------------
[Signature]                                [City, State]             [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:            9*

Form 13F Information Table Value Total:       $18,829
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----

 1    28-4043                S.A.C. Capital Advisors, LLC

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

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
          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
---------------------------- -------- --------- -------- -------------------- -------------- -------- -------------------
                             TITLE OF             VALUE   SHRS OR  SHRS/ PUT/   INVESTMENT     OTHER    VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN  CALL   DISCRETION   MANAGERS SOLE   SHARED  NONE
--------------               -------- --------- -------- --------- ----- ---- -------------- -------- ---- --------- ----
AVANEX CORP                  Common   05348W109    3,758 3,758,126 Shrs       Shared-Defined        1      3,758,126
CONCURRENT COMPUTER CORP NEW Common   206710204      149   179,666 Shrs       Shared-Defined        1        179,666
FOREST LABS INC              Common   345838106    1,823    50,000 Shrs       Shared-Defined        1         50,000
HITACHI LIMITED              Common   433578507      402     5,500 Shrs       Shared-Defined        1          5,500
INVESCO LTD                  Common   G491BT108      405    12,900 Shrs       Shared-Defined        1         12,900
PDL BIOPHARMA INC            Common   69329Y104    5,256   300,000 Shrs       Shared-Defined        1        300,000
SONUS NETWORKS INC           Common   835916107      725   124,400 Shrs       Shared-Defined        1        124,400
STERLITE INDS INDIA LTD      Common   859737207    3,911   150,000 Shrs       Shared-Defined        1        150,000
SYCAMORE NETWORKS INC        Common   871206108    2,400   624,873 Shrs       Shared-Defined        1        624,873